OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Liability [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
The Company has multiple office leases, maintenance vehicle leases and office equipment leases. Tricon has 15 leases for office space with fixed lease terms ranging from one to eight years remaining, along with 390 maintenance vehicles under five-year leases in connection with its property management operations.

The carrying value of the Company's lease obligations is as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Balance, beginning of year	$33,644	$30,792
Addition of lease obligation(1)	11,884	4,619
Interest expense	1,489	1,303
Cash payments	(5,848)	(3,070)
Balance, end of year	$41,169	$33,644

Current portion of lease obligations (Note 12)	$7,671	$3,609
Non-current portion of lease obligations	$33,498	$30,035
(1) The additions included $6,615 (2022 - $1,815) from new maintenance vehicle leases and $5,253 (2022 - $2,681) from new office leases, which commenced during the year ended December 31, 2023.

As at December 31, 2023, the carrying value of the Company's lease obligations was $41,169 (December 31, 2022 - $33,644) and the carrying value of the right-of-use assets was $35,109 (December 31, 2022 - $28,750). During the year ended December 31, 2023, the Company incurred depreciation expense of $5,514 (2022 - $4,463) on the right-of-use assets.
The present value of the minimum lease payments required for the leases over the next five years and thereafter is as follows:

(in thousands of U.S. dollars)
2024	$8,197
2025	7,508
2026	7,139
2027	6,369
2028	4,917
2029 and thereafter	14,402
Minimum lease payments obligation	48,532
Imputed interest included in minimum lease payments	(7,363)
Lease obligations	$41,169

The current portion of lease obligations is included in amounts payable and accrued liabilities, and the non-current portion of lease obligations is classified as other liabilities.